Private Placement (Details) - USD ($)		6 Months Ended	8 Months Ended	12 Months Ended
	Oct. 09, 2024	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Private Placement [Line Items]
Purchase warrant	1			1
Warrant price per share (in Dollars per share)	$ 11.5			$ 11.5
Proceeds from issuance of warrants (in Dollars)			$ 7,075,000
Warrants exercisable term		30 days		30 days
Warrant [Member]
Private Placement [Line Items]
Aggregate warrants				1
Private Placement Warrant [Member]
Private Placement [Line Items]
Aggregate warrants	7,075,000			7,075,000
Purchase warrant	1			1
Warrant exercisable term		5 years		5 years
Private Placement Warrant [Member] | Sponsor [Member]
Private Placement [Line Items]
Aggregate warrants	4,500,000			4,500,000
Private Placement Warrant [Member] | Cantor [Member]
Private Placement [Line Items]
Aggregate warrants	2,575,000			2,575,000
Private Placement Warrant [Member] | Warrant [Member]
Private Placement [Line Items]
Warrant price per share (in Dollars per share)	$ 11.5			$ 11.5
Shares issued, price per share (in Dollars per share)	$ 1			$ 1
Private Placement Warrant [Member]
Private Placement [Line Items]
Proceeds from issuance of warrants (in Dollars)	$ 7,075,000			$ 7,075,000